Impact of the War in Ukraine	12 Months Ended
Dec. 31, 2022
Impact of the War in Ukraine
Impact of the War in Ukraine

(IN.2)Impact of the War in Ukraine

y Management Judgments and Estimates Due to the Impact of the War in Ukraine

Management judgments and estimates can affect the amounts and reporting of assets and liabilities as at the reporting date, and the amounts of income and expense reported for the period. Due to the global consequences of the ongoing war in Ukraine, these management judgments and estimates continue to be subject to uncertainty. Actual amounts may differ from the management judgments and estimates; changes could have a material impact on the Consolidated Financial Statements. All available information on the expected economic developments was included when updating the management judgments and estimates. This information was also included in the analysis of the recoverability and collectability of assets and receivables.

We will continue to analyze possible future effects of the war in Ukraine on the measurement of individual assets and liabilities.

In 2022, SAP's business was impacted by the war in Ukraine and SAP's decision to wind down its business operations in Russia and Belarus. We evaluated the resulting impact on the Consolidated Financial Statements. In the course of our analysis, which was based on quantitative and qualitative aspects, we considered, for example, the impact on individual bad debt provisions on our trade receivables and restructuring expenses including severance payments to employees, and impairments of our current and non-current assets (sales commissions and property, plant, and equipment). Furthermore, we assessed the impact on goodwill and the need to record further liabilities resulting from the wind-down.

For more information about the impacts of the war in Ukraine and SAP's exit from Russia and Belarus, see Note (A.1) concerning our revenues, Note (A.2) concerning trade and other receivables, Note (B.6) concerning restructuring, Note (D.2) concerning goodwill, and Note (D.4) concerning property, plant, and equipment.

Other future impacts due to this rapidly evolving situation are currently unknown and could potentially subject our business to materially adverse consequences should the situation escalate beyond its current scope.